UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03310

Name of Fund: Retirement Reserves Money Fund of Retirement Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Retirement Reserves

Money Fund of Retirement Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	Retirement Reserves Money Fund (Percentages shown are based on Net Assets)

Certificates of Deposit	Shares	Value
Euro — 2.0%
National Australia Bank Ltd., London:
0.25%, 3/07/14	$15,000	$15,000,000
0.23%, 10/23/14 (a)	16,000	16,000,000

		31,000,000
Yankee (b) — 46.9%
Bank of Montreal, Chicago (a):
0.24%, 9/05/14	20,000	20,000,000
0.23%, 1/08/15	20,000	20,000,000
Bank of Nova Scotia, Houston, 0.26%, 8/08/14 (a)	11,500	11,500,000
BNP Paribas SA, NY, 0.35%, 3/06/14	19,000	19,000,000
Canadian Imperial Bank of Commerce, NY (a):
0.26%, 2/04/14	15,000	15,000,000
0.26%, 3/03/14	8,000	8,000,000
0.31%, 3/03/14	33,095	33,095,000
Credit Suisse, NY:
0.26%, 3/18/14	8,000	8,000,000
0.26%, 4/22/14	22,000	22,000,000
0.32%, 6/06/14 (a)	6,000	6,000,000
Deutsche Bank AG, NY, 0.28%, 2/28/14 (a)	11,000	11,000,000
DNB Bank ASA, NY, 0.24%, 2/14/14	39,000	39,000,000
Mizuho Bank Ltd., NY:
0.23%, 3/14/14	20,000	20,000,000
0.22%, 5/21/14	25,000	25,000,000
National Australia Bank Ltd., NY, 0.24%, 8/08/14 (a)	25,000	25,001,515
National Bank of Canada, NY, 0.30%, 4/11/14 (a)	6,000	6,000,000
Natixis, NY, 0.29%, 4/07/14 (c)	18,000	17,998,921
Nordea Bank Finland PLC, NY, 0.25%, 2/03/14	20,000	20,000,000
Norinchukin Bank, NY:
0.10%, 2/03/14	15,000	15,000,000
0.10%, 2/05/14	45,000	45,000,000
Rabobank Nederland NV, NY:
0.28%, 9/16/14 (a)	20,000	20,000,000
0.35%, 1/12/15	16,000	16,000,000
Royal Bank of Canada, NY:
0.24%, 10/23/14	9,000	9,000,000
0.24%, 12/05/14 (a)	6,000	6,000,000
0.24%, 1/21/15 (a)	16,000	16,000,000
0.24%, 2/04/15 (a)	16,000	16,000,000
Skandinaviska Enskilda Banken, NY:
0.27%, 4/10/14	15,000	15,000,000
0.30%, 5/28/14	17,000	17,000,821
0.25%, 7/14/14	20,000	20,000,000
Certificates of Deposit (b)	Shares	Value
Yankee (concluded)
Societe Generale, NY, 0.33%, 9/19/14 (a)	$9,000	$9,000,000
Sumitomo Mitsui Banking Corp., NY, 0.21%, 3/10/14 (a)	25,000	25,000,000
Sumitomo Mitsui Trust Bank, Ltd., NY, 0.22%, 4/04/14	30,000	30,000,000
Toronto-Dominion Bank, NY:
0.16%, 2/19/14 (a)	9,000	9,000,000
0.23%, 7/24/14 (a)	9,000	9,000,000
0.25%, 10/08/14	35,000	35,000,000
UBS AG, Stamford, 0.31%, 4/30/14 (c)	17,000	17,000,000
Wells Fargo Bank NA, 0.23%, 11/26/14 (a)	41,000	41,000,000
Westpac Banking Corp., NY (a):
0.24%, 8/28/14	18,000	18,000,000
0.23%, 10/08/14	20,000	20,000,000

		734,596,257
Total Certificates of Deposit — 48.9%		765,596,257

Commercial Paper	Par (000)
BNP Paribas Finance, Inc. (d):
0.34%, 3/13/14	20,000	19,992,256
0.33%, 6/06/14	20,000	19,976,900
CAFCO LLC, 0.24%, 8/04/14 (d)	5,000	4,993,833
Cancara Asset Securitisation LLC, 0.21%, 2/28/14 (d)	8,500	8,498,612
Charta LLC (d):
0.25%, 2/10/14	10,800	10,799,250
0.20%, 3/12/14	4,000	3,999,111
Collateralized Commercial Paper Co. LLC (d):
0.30%, 3/11/14	15,000	14,995,125
0.30%, 5/07/14	33,900	33,872,880
0.30%, 8/01/14	25,000	24,962,083
Deutsche Bank Financial LLC (d):
0.22%, 2/28/14	31,000	30,994,696
0.25%, 6/27/14	18,000	17,981,625
DNB Bank ASA, 0.26%, 2/06/14 (d)	8,000	7,999,660
Fairway Finance Co. LLC, 0.18%, 6/18/14 (a)(e)	5,000	5,000,000
General Electric Capital Corp. (d):
0.21%, 2/10/14	5,000	4,999,708
0.19%, 2/24/14	13,500	13,498,290
ING (US) Funding LLC (d):
0.29%, 2/07/14	18,000	17,998,985
0.28%, 3/12/14	12,500	12,496,111
0.24%, 6/02/14	16,000	15,986,716

RETIREMENT RESERVES MONEY FUND	JANUARY 31, 2014	1

Schedule of Investments (continued)	Retirement Reserves Money Fund (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Kells Funding LLC, 0.21%, 7/07/14 (a)	$20,000	$20,000,000
Nederlandse Waterschapsbank NV, 0.21%, 8/13/14 (a)	5,000	5,000,000
Old Line Funding LLC, 0.23%, 6/09/14 (d)	7,100	7,094,148
Rabobank USA Financial Corp., 0.29%, 5/08/14 (d)	9,000	8,992,968
Societe Generale North America, Inc., 0.24%, 5/02/14 (d)	16,000	15,990,091
Westpac Banking Corp., NY, 0.27%, 7/09/14 (a)	11,530	11,530,000
Total Commercial Paper — 21.6%		337,653,048

Municipal Bonds (c)
California HFA, RB, VRDN, Series A, AMT (Freddie Mac LOC, Fannie Mae LOC), 0.03%, 2/07/14	6,200	6,200,000
California Housing Finance Agency, RB, VRDN, Series B, AMT (Freddie Mac LOC, Fannie Mae LOC), 0.04%, 2/07/14	10,585	10,585,000
County of Jackson West Virginia, RB, VRDN, Armstrong World Industries, Inc. Project (Bank of Nova Scotia LOC), 0.05%, 2/07/14	17,500	17,500,000
Eclipse Funding Trust, Refunding RB, VRDN (US Bank NA LOC, US Bank NA SBPA), 0.04%, 2/07/14 (e)	6,300	6,300,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.05%, 2/07/14	5,400	5,400,000
Los Angeles Community Redevelopment Agency California, RB, VRDN, Hollywood & Vine Apartments, Series A (Fannie Mae Liquidity Guarantor), 0.05%, 2/07/14	9,000	9,000,000
New Jersey Transportation Trust Fund Authority, RB, VRDN, Transportation System, Series C (Wells Fargo & Co. LOC), 0.04%, 2/07/14	8,000	8,000,000
Municipal Bonds	Par (000)	Value
New York City Housing Development Corp., HRB, VRDN, 155 West 21st Street Development, Series A (Fannie Mae LOC), 0.03%, 2/07/14	$16,400	$16,400,000
New York City Industrial Development Agency, RB, VRDN, USA Waste Services, New York City Project, AMT (JPMorgan Chase Bank LOC), 0.06%, 2/07/14	9,000	9,000,000
New York State HFA, HRB, VRDN, Series A :
125 West 31st Street Housing, AMT (Fannie Mae SBPA, Fannie Mae Guarantor), 0.03%, 2/07/14	12,000	12,000,000
2180 Broadway Housing (Wells Fargo Bank NA LOC), 0.03%, 2/07/14	27,000	27,000,000
316 11th Avenue Housing, AMT (Fannie Mae Liquidity SBPA, Fannie Mae Guarantor), 0.03%, 2/07/14	20,000	20,000,000
East 39th Street Housing, AMT (Fannie Mae Liquidity Guarantor), 0.03%, 2/07/14	15,000	15,000,000
New York State HFA, Refunding, HRB, VRDN, Series L (Bank of America NA LOC), 0.05%, 2/07/14	8,785	8,785,000
Total Municipal Bonds — 10.9%		171,170,000

Time Deposits — 1.3%
ING Bank NV, Amsterdam, 0.10%, 2/05/14	21,000	21,000,000

US Government Sponsored Agency Obligations (a)
Fannie Mae Variable Rate Notes, 0.13%, 2/27/15	18,000	17,995,139
Federal Farm Credit Banks, 0.10%, 8/26/14	17,500	17,499,008
Federal Home Loan Bank, 0.10%, 9/05/14	12,000	11,999,277

2	RETIREMENT RESERVES MONEY FUND	JANUARY 31, 2014

Schedule of Investments (continued)	Retirement Reserves Money Fund (Percentages shown are based on Net Assets)

US Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Mortgage Corp., 0.15%, 11/25/15	$10,000	$10,000,000
Total US Government Sponsored Agency Obligations — 3.7%		57,493,424

US Treasury Obligations
US Treasury Notes:
1.25%, 2/15/14	24,000	24,010,588
0.25%, 4/30/14	38,775	38,783,763
0.75%, 6/15/14	10,000	10,020,824
2.38%, 10/31/14	29,400	29,887,753
0.25%, 1/31/15	5,000	5,004,839
Total US Treasury Obligations — 6.9%		107,707,767

Repurchase Agreements
Barclays Capital, Inc., 0.25%, 3/10/14 (Purchased on 12/09/13, to be repurchased at $11,163,542, collateralized by various US Government Sponsored Agency Obligations, 0.00% - 11.55%, due 10/25/17 - 1/16/54, original par and fair value of $53,089,368 and $11,295,548, respectively)	10,500	10,500,000
Total Value of Barclays Capital, Inc. (collateral value of $11,295,548)		10,500,000
Deutsche Bank Securities, Inc., 0.03%, 2/03/14 (Purchased on 1/31/14, to be repurchased at $40,822,203, collateralized by various US Government Sponsored Agency Obligations and a US Treasury Obligation, 0.25% - 6.62%, due 12/31/15 - 1/16/55, original par and fair value of $96,835,608 and 42,874,551, respectively) (c)	40,812	40,812,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $42,874,551)		40,812,000
Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 0.03%, 2/03/14 (Purchased on 1/31/14, to be repurchased at $61,015,250, collateralized by various US Government Sponsored Agency Obligations and a US Treasury Obligation, 0.00% - 7.04%, due 7/24/14 - 1/25/42, original par and fair value of $475,491,833 and $63,625,407, respectively)	$61,000	$61,000,000
Mizuho Securities USA, Inc., 1.15%, 12/31/50 (Purchased on 8/26/13, to be repurchased at $28,771,806, collateralized by various Corporate/Debt Obligations, a US Government Sponsored Agency Obligation and a US Treasury Obligation, 0.00% - 0.86%, due 2/06/14 - 2/25/37, original par and fair value of $61,005,200 and $23,379,553, respectively) (c)	19,000	19,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $87,004,960)		80,000,000
Wells Fargo Securities, LLC, 0.47%, 4/16/14 (Purchased on 1/07/14, to be repurchased at $14,680,250, collateralized by various Corporate/Debt Obligations and various US Government Sponsored Agency Obligations, 0.00% - 8.15%, due 4/20/18 - 2/10/51, original par and fair value of $135,407,056 and $14,369,457, respectively)	13,000	13,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $14,369,457)		13,000,000
Total Repurchase Agreements — 9.2%		144,312,000
Total Investments (Cost — $1,605,399,496*) — 102.5%		1,604,932,496
Liabilities in Excess of Other Assets — (2.5)%		(39,188,302)

Net Assets — 100.0%		$1,565,744,194

*	Cost for federal income tax purposes

RETIREMENT RESERVES MONEY FUND	JANUARY 31, 2014	3

Schedule of Investments (continued)	Retirement Reserves Money Fund

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of foreign domiciled bank.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AMT	Alternative Minimum Tax (subject to)
	Fannie Mae	Federal National Mortgage Association
	Freddie Mac	Federal Home Loan Mortgage Corp.
	HFA	Housing Finance Agency
	HRB	Housing Revenue Bonds
	LOC	Letter of Credit
	RB	Revenue Bonds
	SBPA	Stand-by Bond Purchase Agreements
	VRDN	Variable Rate Demand Notes

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities:	—	$1,604,932,496	—	$1,604,932,496

4	RETIREMENT RESERVES MONEY FUND	JANUARY 31, 2014

Schedule of Investments (concluded)	Retirement Reserves Money Fund

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, cash of $13,552 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended January 31, 2014.

RETIREMENT RESERVES MONEY FUND	JANUARY 31, 2014	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the
1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

By:	/S/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: March 25, 2014

By:	/S/ NEAL J. ANDREWS
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Retirement Reserves Money Fund of Retirement Series Trust

Date: March 25, 2014